GOODWILL AND INTANGIBLE ASSET (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 1,275,938		$ 61,000
Goodwill	$ 1,275,938
Aquisition description	Gold Leaf acquired 21,000,000 shares, representing all of the issued and outstanding shares of common stock, $0.01 par value per share, of BigSupersearch.com, Inc., a California corporation (“BigSupersearch”), and 14,000,000 shares of its Series A preferred stock, for $61,000, which amount included the purchase price, attorney fees, and transfer fees.	Gold Leaf acquired 21,000,000 shares, representing all of the issued and outstanding shares of common stock, $0.01 par value per share, of BigSupersearch.com, Inc., a California corporation (“BigSupersearch”), and 14,000,000 shares of its Series A preferred stock, for $61,000, which amount included the purchase price, attorney fees, and transfer fees.